SHARE-BASED COMPENSATION - Schedule of Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 2,056,710	$ 3,363,082	$ 3,470,553	$ 7,157,640
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	1,614,268	2,524,026	2,654,134	5,346,600
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 442,442	$ 839,056	$ 816,419	$ 1,811,040